NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2021
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss
NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

8)       NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

			R$ thousand
	Year ended December 31
	2021	2020	2019
Fixed income securities	(9,956,696)	784,649	544,554
Derivative financial instruments	762,019	(19,188,022)	(1,197,059)
Equity securities	(2,078,113)	(183,030)	(438,412)
Total	(11,272,790)	(18,586,403)	(1,090,917)